Fair Value Measurements (Tables) - Globallink Investment Inc [Member]	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of March 31, 2024 and December 31, 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	Level	(Level 1)	(Level 2)	(Level 3)

March 31, 2024

Liabilities:
Warrant Liabilities- Private Warrants	3	—	—	$13,680

December 31, 2023

Liabilities:
Warrant Liabilities- Private Warrants	3	—	—	1,881

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of September 30, 2024 and December 31, 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	Level	(Level 1)	(Level 2)	(Level 3)

September 30, 2024

Liabilities:
Warrant Liabilities- Private Warrants	3	—	—	$14,250

December 31, 2023

Liabilities:
Warrant Liabilities- Private Warrants	3	—	—	1,881

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of December 31, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	Level	(Level 1)	(Level 2)	(Level 3)

December 31, 2023

Liabilities:
Warrant Liabilities- Private Warrants	3	—	—	$1,881

December 31, 2022

Assets:
Money market funds invested in U.S. Treasury Securities	1	$118,408,969	—	—

Liabilities:
Warrant Liabilities- Private Warrants	3	—	—	6,270

Schedule of Estimated Fair value of Warrant Liabilities

	As of March 31, 2024	As of December 31, 2023
Exercise price	$5.75	$5.75
Market price of public stock	$5.47	$5.42
Term (years)	2.13	0.95
Volatility	Immaterial	immaterial
Risk-free rate	4.51%	4.99%
Dividend yield	0.0%	0.0%

	As of September 30, 2024	As of December 31, 2023
Exercise price	$5.75	$5.75
Market price of public stock	$5.67	$5.42
Term (years)	1.71	0.95
Volatility	immaterial	immaterial
Risk-free rate	3.72%	4.99%
Dividend yield	0.0%	0.0%

	As of December 31, 2023	As of December 31, 2022
Exercise price	$5.75	$5.75
Market price of public stock	$5.42	$5.10
Term (years)	0.95	0.8
Volatility	immaterial %	6.9%
Risk-free rate	4.99%	4.69%
Dividend yield	0.0%	0.0%

Schedule of Changes in Fair Value of Warrant Liabilities

The following table presents the changes in the fair value of warrant liabilities for the three months ended March 31, 2024 and 2023:

Private Placement Warrants
Fair value as of January 1, 2024	$1,881
Change in valuation inputs or other assumptions	11,799
Fair value as of March 31, 2024	$13,680

Private Placement Warrants
Fair value as of January 1, 2023	$6,270
Change in valuation inputs or other assumptions	(570)
Fair value as of March 31, 2023	$5,700

The following table presents the changes in the fair value of warrant liabilities for the three and nine months ended September 30, 2024 and 2023:

Private Placement Warrants
Fair value as of January 1, 2024	$1,881
Change in valuation inputs or other assumptions	11,799
Fair value as of March 31, 2024	$13,680
Change in valuation inputs or other assumptions	14,820
Fair value as of June 30, 2024	$28,500
Change in valuation inputs or other assumptions	(14,250)
Fair value as of September 30, 2024	$14,250

Private Placement Warrants
Fair value as of January 1, 2023	$6,270
Change in valuation inputs or other assumptions	(570)
Fair value as of March 31, 2023	$5,700
Change in valuation inputs or other assumptions	6,840
Fair value as of June 30, 2023	$12,540
Change in valuation inputs or other assumptions	(1,824)
Fair value as of September 30, 2023	$10,716

The following table presents the changes in the fair value of warrant liabilities for the three and nine months ended December 31, 2023 and 2022:

Private Placement Warrants
Fair value as of January 1, 2023	$6,270
Change in valuation inputs or other assumptions	(4,389)
Fair value as of December 31, 2023	$1,881

Private Placement Warrants
Fair value as of January 1, 2022	$114,570
Change in valuation inputs or other assumptions	(108,300)
Fair value as of December 31, 2022	$6,270